Merger - Purchase Agreement with Lincoln Park - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Apr. 11, 2024	Feb. 09, 2024	Dec. 19, 2023	Jun. 30, 2024	Dec. 31, 2023
Merger [Line Items]
Common stock shares outstanding				35,255,013	4,678,950
Stock issued during the period shares for services		33,333
Lincoln Park Purchase Agreement [Member] | Lincoln Park Capital Fund LIC [Member]
Merger [Line Items]
Common stock shares outstanding			75,000
Amount of commitment fee			$ 1,688
Amount of commitment fee in shares			563
Remaining amount of commitment fee in cash			$ 1,125
Stock issued during the period shares for services	712,025			5,419,287
Accelerated share repurchases, initial price paid per share	$ 2.37
Stock issued during the period value for services				$ 5,300